Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000074146 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	3.58%
C000074146 [Member] | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	2.85%
C000074146 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	3.38%
C000074146 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	3.85%
C000074146 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000074146 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	7.28%
C000074146 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	6.75%
C000074146 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000074146 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	5.14%
C000074146 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	14.21%
C000074146 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%
C000074146 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
C000074146 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.47%
C000074146 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%
C000074146 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.34%
C000074146 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.81%
C000074146 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.03%
C000074146 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.83%
C000074146 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.46%
C000074146 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.03%
C000006387 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	3.58%
C000006387 [Member] | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	2.85%
C000006387 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	3.38%
C000006387 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	3.85%
C000006387 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000006387 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	7.28%
C000006387 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	6.75%
C000006387 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000006387 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	5.14%
C000006387 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	14.21%
C000006387 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%
C000006387 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
C000006387 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.47%
C000006387 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%
C000006387 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.34%
C000006387 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.81%
C000006387 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.03%
C000006387 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.83%
C000006387 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.46%
C000006387 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.03%
C000006385 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	3.58%
C000006385 [Member] | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	2.85%
C000006385 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	3.38%
C000006385 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	3.85%
C000006385 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000006385 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	7.28%
C000006385 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	6.75%
C000006385 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000006385 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	5.14%
C000006385 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	14.21%
C000006385 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%
C000006385 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
C000006385 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.47%
C000006385 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%
C000006385 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.34%
C000006385 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.81%
C000006385 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.03%
C000006385 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.83%
C000006385 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.46%
C000006385 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.03%
C000006388 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	3.46%
C000006388 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	14.05%
C000006388 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	10.17%
C000006388 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	7.31%
C000006388 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	10.16%
C000006388 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	11.49%
C000006388 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	3.42%
C000006388 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	4.49%
C000006388 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	3.17%
C000006388 [Member] | VIRGINIA
Holdings [Line Items]
Percent of Net Asset Value	3.36%
C000006388 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
C000006388 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%
C000006388 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.15%
C000006388 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000006388 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.11%
C000006388 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.05%
C000006388 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000006388 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.21%
C000006388 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.04%
C000006388 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.16%
C000006390 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	3.46%
C000006390 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	14.05%
C000006390 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	10.17%
C000006390 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	7.31%
C000006390 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	10.16%
C000006390 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	11.49%
C000006390 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	3.42%
C000006390 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	4.49%
C000006390 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	3.17%
C000006390 [Member] | VIRGINIA
Holdings [Line Items]
Percent of Net Asset Value	3.36%
C000006390 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
C000006390 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%
C000006390 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.15%
C000006390 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000006390 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.11%
C000006390 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.05%
C000006390 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000006390 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.21%
C000006390 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.04%
C000006390 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.16%
C000074147 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	3.46%
C000074147 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	14.05%
C000074147 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	10.17%
C000074147 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	7.31%
C000074147 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	10.16%
C000074147 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	11.49%
C000074147 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	3.42%
C000074147 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	4.49%
C000074147 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	3.17%
C000074147 [Member] | VIRGINIA
Holdings [Line Items]
Percent of Net Asset Value	3.36%
C000074147 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
C000074147 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%
C000074147 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.15%
C000074147 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000074147 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.11%
C000074147 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.05%
C000074147 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000074147 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.21%
C000074147 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.04%
C000074147 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.16%